SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Foreign Currency Translation) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Accounting Policies [Abstract]
Average three months ended RMB : US$ exchange rate	6.36924		6.86135
Average six months ended RMB : US$ exchange rate	6.33117		6.87523
Six months and year ended RMB : US$ exchange rate (Closing rate)	6.59173	6.62061
Average three months, six months and year ended HK$ : US$ exchange rate	7.80000	7.80000